CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL DEFICIT - USD ($) shares in Thousands, $ in Thousands	Total	Redeemable Noncontrolling Interest	Common Stock	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning Balance at Dec. 28, 2019	$ (685,543)	$ 3,722	$ 0	$ (3,158,274)	$ (27,352)	$ 2,500,083
Beginning balance (in shares) at Dec. 28, 2019			120,352	52,933
Comprehensive income (loss)	77,282	(136)			2,203	75,079
Issuance of treasury stock under stock plans	(5,810)			$ 17,371		(23,181)
Issuance of treasury stock under stock plans (in shares)				(436)
Compensation expense on share-based awards	55,013					55,013
Issuance of common stock	7,793					7,793
Issuance of common stock (in shares)			1,118
Acquisition of minority interest	3,054	$ (3,586)				3,054
Ending balance at Jan. 02, 2021	(548,211)		$ 0	$ (3,140,903)	(25,149)	2,617,841
Ending balance (in shares) at Jan. 02, 2021			121,470	52,497
Comprehensive income (loss)	73,437				6,545	66,892
Issuance of treasury stock under stock plans	(7,029)			$ 20,754		(27,783)
Issuance of treasury stock under stock plans (in shares)				(509)
Compensation expense on share-based awards	21,348					21,348
Issuance of common stock	4,051					4,051
Issuance of common stock (in shares)			582
Ending balance at Jan. 01, 2022	(456,404)		$ 0	$ (3,120,149)	(18,604)	2,682,349
Ending balance (in shares) at Jan. 01, 2022			122,052	51,988
Comprehensive income (loss)	(238,269)				13,134	(251,403)
Issuance of treasury stock under stock plans	(2,099)			$ 22,845		(24,944)
Issuance of treasury stock under stock plans (in shares)				(492)
Compensation expense on share-based awards	12,957					12,957
Ending balance at Dec. 31, 2022	$ (683,815)		$ 0	$ (3,097,304)	$ (5,470)	$ 2,418,959
Ending balance (in shares) at Dec. 31, 2022			122,052	51,496